Cash and cash equivalents and time deposit	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and time deposit
5	Cash and cash equivalents and time deposit

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2017, the Group had a time deposit of US$25,000 with an original maturity of 3.2 months denominated in US dollars (2016: US$nil).

Cash on hand and cash held at bank balance as of December 31, 2016 and 2017 primarily consist of the following currencies:

	As of December 31,
	2016		2017
	Amount	equivalent	Amount	equivalent
RMB	67,697	9,771	50,600	7,694
HK$	15,666	2,019	18,099	2,332
US$	15,064	15,064	33,639	33,639
SGD	235	165	432	323
TWD	2,855	88	7,014	235
Euro (“EUR”)	125	133	106	126
Others	292	40	67	52

		27,280		44,401